Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Premiums Written and Earned
Direct Premiums Written	$ 1,170,733	$ 995,842	$ 830,582
Direct Premiums Unearned	(1,170,733)	(995,842)	(830,582)
Direct Premiums Earned
Contract revenue direct	(836)	1,865	2,106
Contract revenue ceded to affiliate	836	(1,865)	(2,106)
Contract charges, net
Policyholder Benefits and Claims Incurred, Net
Policyholder Benefits and Claims Incurred, Direct	348,428	158,793	94,123
Policyholder Benefits and Claims Incurred, Ceded	(348,428)	(158,793)	(94,123)
Policyholder Benefits and Claims Incurred, Net
Interest credited to policyholder account balances, Direct	(2,136)	3,630	2,536
Interest credited to policyholder account balances, Ceded to affiliate	2,136	(3,630)	(2,536)
Interest credited to policyholder account balances, net